UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21726
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 Parr Family of Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137
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(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
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(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235
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Date of fiscal year end: 04/30/2008
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Date of reporting period: 04/30/2008
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

A copy of the annual report to shareholders for the period ended April 30, 2008 pursuant to rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

April 30, 2008

For additional information call Toll Free:	(877) -CHINA35
(877) - 244-6235

Parr Family of Funds	ANNUAL REPORT

June 27, 2008

Dear The USX China Fund Shareholders:

I am pleased to present the Annual Report for The USX China Fund (the “Fund”) for the year ended April 30, 2008. The Fund’s average annual total returns for the fiscal year ended April 30, 2008 and since inception as compared to the Fund’s benchmarks were as follows:

 Average Annual Total Return

		Year Ended	Commencement of Operations
		April 30, 2008	through April 30, 2008
Class A(1)	With sales charge	(2.75)%	14.24%
	Without sales charge	1.83%	16.28%
Class C(2)	With contingent deferred sales charge	0.11%	14.73%
	Without contingent deferred sales charge	1.12%	14.73%
S&P 500 Total Return(3) *		(4.68)%	7.38%
MSCI AC Asia Pacific Excluding Japan Index(3) **		18.41%	27.12%
Halter USX China Index(3) ***		37.12%	32.67%

(1) Halter Pope USX China Fund Class A shares commenced operations on September 23, 2005.
(2) Halter Pope USX China Fund Class C shares commenced operations on July 1, 2005.
(3) The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005.

During the past six months, the Fund has experienced a negative return and now has net assets of $33 million as of April 30, 2008.

China has been trying to slow their economy during the last six months by raising interest rates, capital reserves of banks and taxes on real estate gains, but so far without success as the 1st quarter GDP ending March 31, 2008 showed a gain of 11.6% versus a gain of 1.0% GDP in the USA. Furthermore, the U.S. Dollar has deteriorated and the Chinese Yuan has strengthened due to a larger than expected trade deficit between the two countries. We still believe that a dramatic consumer oriented portfolio of People’s Republic of China companies will outperform the U.S. in both the short-term and long-term. Healthcare and infrastructure are Chinese Government priorities, and we will invest accordingly.

The Fund’s top five holdings as of April 30, 2008 were as follows:

1.	Wuhan General Group China, Inc.	12.52%
2.	Fushi Copperweld, Inc.	8.87%
3.	China-Biotics, Inc.	6.42%
4.	Tongjitang Chinese Medicines Co.	5.93%
5.	Shengtai Pharmaceutical, Inc.	5.48%

As of April 30, 2008 the industry areas of the Fund’s portfolio reflected domestic companies with the following weightings:

1.	Education, Healthcare, Biotechnology & Pharmaceuticals	23.93%
2.	Computer & Internet Related Services & Technology	20.00%
3.	Machinery	12.52%
4.	Electronics & Electrical Equipment & Components	12.41%
5.	Energy & Natural Resources	7.16%
6.	Telecommunications plus Wireless & Wireless Equipment	6.71%
7.	Transportation & Travel Services	4.24%
8.	Building, Housing & Land Development	3.27%
9.	Food & Beverage	3.16%
10.	Chemicals	2.39%
11.	Agriculture	1.89%
12.	Jewelry	1.22%
13.	Rubber & Plastic	0.99%

The percentages in the above tables are based on net assets of the Fund as of April 30, 2008 and are subject to change.

Parr Family of Funds	ANNUAL REPORT

Throughout the last twelve months, the global economy has been damaged by too much debt (mostly in the United States) and too much of an increase in the supply of paper currency growth (here again the chief culprit being the massive printing of dollars to keep the U.S. twin deficits funded). This has caused the effect of a weak dollar that has pushed excess supply of cash into commodities worldwide. Food, energy and metals have all risen rapidly. And unless you don’t need to eat, drive or use healthcare, so called “core inflation” is low, but for real people, inflation is very high. The effect of this is world stock markets are down, and a great deleveraging has just started -- first by financial companies, next by corporations downsizing and then by lower price earning ratios. The GDP of China has continued to grow at double digits versus very low growth in developed Western countries. The Chinese government continues to raise interest rates (14 times in the last 18 months) and bank capital reserves are now 17%. This has caused the Shanghai market, which more than doubled in 2006-2007, to lose 50% of its value from its peak in October 2007. PE’s have dropped from 70 times earnings per share to 23 times earnings per share on the Shanghai exchange. This event has crossed the Pacific and has had the effect of lowering Chinese ADR’s price earnings ratios to single digits, causing the value of the Fund to decrease as earnings are priced cheaper even with the companies owned by the Fund reporting very high growth of revenue and earnings for their 4th quarter of 2007 and 1st quarter of 2008.

The USX China Fund’s performance during 2006 and 2007 was very strong. The NAV doubled while America’s S&P 500 was up approximately 25% total for these two years. But year to date 2008 the Fund has lost 25% of its value while America’s S&P 500 has only lost about 5%. For the fiscal year April 2007 to April 2008 the Fund is essentially unchanged; but there was still a small positive gain of approximately 1% to 2% for the fiscal year.

We continue to believe the People’s Republic of China is still the best country to invest in due to the country’s superior EDP growth, fast-growing middle class with higher incomes, and no to very little debt. We believe the commodity inflation imported into the People’s Republic of China from the West will decline as Western countries fall into recession or recession-like economies. As manager of the Fund, I have positioned the Fund to excel in domestically-oriented companies. Earnings of the companies in our portfolio have consistently met or exceeded expectations, and we have confidence they will continue to do so for the remainder of 2008 and 2009. If the single digit price earnings ratio they now trade at holds, we could be in position to substantially narrow our year-to-date loss during the rest of 2008.

Thank you for your support and continued faith in our ability to guide your investments.

Your Mainland China Fund Manager,

Stephen L. Parr
Senior Portfolio Manager and President of The USX China Fund

This report is intended for the shareholders of The USX China Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s current prospectus, a copy of which may be obtained by calling 877-244-6235.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. Please consider the Fund’s objective, risk, charges and expenses carefully before investing in the Fund. The prospectus contains information about those and other important matters relating to the Fund. Please read the prospectus carefully before you invest.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 877-244-6235.

The maximum sales charge for Class A shares is 4.50%. Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A purchases exceeding $3 million are redeemed within one year of purchase. Class C shareholders pay a 1.00% CDSC if shares are redeemed within one year of purchase.

*
The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

**
The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

***
The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

Parr Family of Funds	ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2007 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	2.81%
The USX China Fund Class A shares, after waiver and reimbursement ****	2.19%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	3.86%
The USX China Fund Class C shares, after waiver and reimbursement ****	3.01%

**** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses) to 2.25% of the average daily net assets of the Fund’s Class A shares and 3.00% of the average daily net assets of the Fund’s Class C shares through April 30, 2008. Total Gross Operating Expenses (Annualized) during the year ended April 30, 2008 were 2.35% for the Class A shares and 3.10% for the Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended April 30, 2008.

Parr Family of Funds	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (10/31/07) and held for the entire period of 10/31/07 through 04/30/08. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 10/31/07). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended April 30, 2008

Actual Fund Return (in parentheses)	Beginning Account Value 10/31/07	Ending Account Value 04/30/08	Expenses Paid During Period*
The USX China Fund Class A (-33.12%)	$1,000.00	$668.80	$9.34
The USX China Fund Class C (-33.33%)	1,000.00	666.70	12.43

Hypothetical 5% Fund Return	Beginning Account Value 10/31/07	Ending Account Value 04/30/08	Expenses Paid During Period*
The USX China Fund Class A	$1,000.00	$1013.67	$11.27
The USX China Fund Class C	1,000.00	1009.95	14.99

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00 % for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-244-6235. Please read it carefully before you invest or send money.

Parr Family of Funds	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE USX CHINA FUND, THE S&P 500 TOTAL RETURN INDEX, THE MSCI AC ASIA PACIFIC EXCLUDING JAPAN INDEX AND THE HALTER USX CHINA INDEX

Average Annual Total Return

		Year Ended	Commencement of Operations
		April 30, 2008	through April 30, 2008
Class A(1)	With sales charge	(2.75)%	14.24%
	Without sales charge	1.83%	16.28%
Class C(2)	With contingent deferred sales charge	0.11%	14.73%
	Without contingent deferred sales charge	1.12%	14.73%
S&P 500 Total Return(3)		(4.68)%	7.38%
MSCI AC Asia Pacific Excluding Japan Index(3)		18.41%	27.12%
Halter USX China Index(3)		37.12%	32.67%

(1)	The USX China Fund Class A shares commenced operations on September 23, 2005.
(2)	The USX China Fund Class C shares commenced operations on July 1, 2005.
(3)	The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return calculations reflect expense reimbursements and/or fee waivers in the applicable periods. See financial highlights for periods where fees were waived and/or reimbursed.

Parr Family of Funds	ANNUAL REPORT

The above graph depicts the performance of The USX China Fund versus the S&P 500 Total Return Index, the MSCI AC Asia Pacific Excluding Japan Index and the Halter USX China Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan. The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, MSCI AC Asia Pacific Excluding Japan Index or Halter USX China Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with The USX China Fund, which will not invest in certain securities comprising these indices.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2008	ANNUAL REPORT

COMMON STOCK - (96.69%)	Shares	Value

AGRICULTURE (1.89%)
Origin Agritech, Ltd. *	100,000	$638,000

AUTO PARTS & EQUIPMENT (0.55%)
China Yuchai International, Ltd.	6,500	60,970
SORL Auto Parts, Inc. *	17,000	84,320
Wonder Auto Technology, Inc. *	5,500	41,855
		187,145

BIOTECHNOLOGY (6.42%)
China-Biotics, Inc. *	212,800	2,170,560

CHEMICALS (2.39%)
Gulf Resources, Inc. *	195,000	302,250
ShengdaTech, Inc. *	65,500	505,660
		807,910

COMPUTERS & COMPUTER SERVICES (3.33%)
Comtech Group, Inc. *	60,000	781,200
PacificNet, Inc. *	310,677	344,852
		1,126,052

COMMERCIAL SERVICES (1.73%)
China Direct, Inc. *	2,000	16,600
ChinaCast Education Corp. *	138,700	570,057
		586,657

E-COMMERCE / SERVICES (0.37%)
Ctrip.com International, Ltd. - ADR	2,000	124,120

ELECTRICAL COMPONENTS & EQUIPMENT (11.12%)
China 3C Group *	185,500	315,350
China Ritar Power Corp. *	144,500	447,950
Fushi Copperweld, Inc. *	185,500	2,999,535
		3,762,835

ELECTRONICS (1.28%)
China Digital TV Holding Co., Ltd. - ADR *	2,000	33,700
China Security & Surveillance Technology, Inc. *	20,500	398,725
		432,425

ENERGY - ALTERNATE SOURCES (2.44%)
China Solar & Clean Energy Solutions, Inc. *	17,500	34,650
China Solar & Clean Energy Solutions, Inc. * F	200,000	396,000
Gushan Environmental Energy, Ltd. - ADR	12,000	150,000
JA Solar Holdings Co., Ltd. - ADR *	3,000	72,030
Suntech Power Holdings Co., Ltd. - ADR *	2,000	89,460
Trina Solar, Ltd. - ADR *	2,000	84,360
		826,500

FOOD & BEVERAGE (3.16%)
New Dragon Asia Corp. *	410,000	311,682
Zhongpin, Inc. *	72,000	756,000
		1,067,682

HEALTHCARE - PRODUCTS (1.40%)
China Medical Technologies, Inc. - ADR	9,000	336,600
Mindray Medical International, Ltd. - ADR	4,000	136,000
		472,600

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2008	ANNUAL REPORT

COMMON STOCK - (96.69%) (continued)	Shares	Value

HOME BUILDERS (3.12%)
China Housing & Land Development, Inc. *	181,200	$813,588
Xinyuan Real Estate Co., Ltd. - ADR *	26,900	242,907
		1,056,495

INTERNET CONTENT ENTERTAINMENT (2.72%)
Giant Interactive Group, Inc. - ADR *	2,000	32,600
Perfect World Co., Ltd. - ADR *	1,000	28,720
Shanda Interactive Entertainment, Ltd. - ADR *	25,000	857,250
		918,570

IRON & STEEL (0.63%)
General Steel Holdings, Inc. *	15,000	167,700
Sutor Technology Group, Ltd. *	7,500	45,225
		212,925
LODGING (0.13%)
Home Inns & Hotels Management, Inc. - ADR *	2,000	44,820

MACHINERY DIVERSIFIED (9.49%)
Wuhan General Group China, Inc. *	389,300	3,211,725

MINING (0.51%)
Puda Coal, Inc. *	330,000	171,600

OIL & GAS (0.55%)
WSP Holdings, Ltd. - ADR *	28,000	185,360

PHARMACEUTICALS (15.85%)
Benda Pharmaceutical, Inc. *	1,017,218	294,993
China Pharma Holdings, Inc. *	554,000	1,263,120
Shengtai Pharmaceutical, Inc. *	571,000	1,798,650
Tongjitang Chinese Medicines Co. - ADR *	244,500	2,004,900
		5,361,663

REAL ESTATE (0.15%)
E-House China Holdings, Ltd. - ADR *	3,000	50,160

RETAIL (1.32%)
China Nepstar Chain Drugstore, Ltd. - ADR	3,000	35,430
Fuqi International, Inc. *	49,900	412,673
		448,103

RUBBER & PLASTIC PRODUCTS (0.99%)
Fuwei Films Holdings Co., Ltd. *	110,764	335,615

SEMICONDUCTORS (0.12%)
Renesola, Ltd. - ADR *	2,500	41,875

SOFTWARE (7.44%)
China Information Security Technology, Inc. *	107,500	720,250
Longtop Financial Technologies, Ltd. - ADR *	4,000	79,800
Noah Education Holdings, Ltd. - ADR *	31,500	194,040
The9, Ltd. - ADR *	71,000	1,524,370
		2,518,460

TELECOMMUNICATIONS (6.71%)
China Mobile, Ltd. - ADR	8,000	690,560
Qiao Xing Mobile Communication Co., Ltd. *	245,700	1,579,851
		2,270,411

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2008	ANNUAL REPORT

COMMON STOCK - (96.69%) (continued)	Shares	Value

TRANSPORTATION (2.56%)
Guangshen Railway Co., Ltd. - ADR	30,000	$866,400

TRAVEL SERVICES (1.00%)
Universal Travel Group *	183,000	336,720

UTILITIES (3.03%)
A-Power Energy Generation Systems, Ltd. *	1,000	15,770
Huaneng Power International, Inc. - ADR	30,000	1,009,500
		1,025,270

WEB PORTALS / ISP (4.29%)
Netease.com - ADR *	50,000	1,116,000
SINA Corp. *	2,000	92,400
Sohu.com, Inc. *	3,500	241,955
		1,450,355

TOTAL COMMON STOCK (Cost $33,760,322)		32,709,013

	Expiration Date -
WARRANTS - (3.20%)	Exercise Price
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	-
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	2,990
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	55,000
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	1,023,660
TOTAL WARRANTS (Cost $103,267)			1,081,650

SHORT TERM INVESTMENTS (0.03%)
Fifth Third Institutional Money Market Fund, 2.72% ** (Cost $10,911)	10,911	10,911

TOTAL INVESTMENTS (Cost $33,874,500) - 99.92%		$33,801,574
OTHER ASSETS IN EXCESS OF LIABILITIES NET - 0.08%		25,945
NET ASSETS - 100%		$33,827,519

* Non-income producing security.
** Rate shown represents the rate at April 30, 2008, is subject to change and resets daily.
ADR American Depositary Receipt

F    This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such security at April 30, 2008 is $396,000 which represents 1.17% of total net assets. Sales of shares of this security are restricted until certain regulatory filings are approved.

200,000 shares of China Solar & Clean Energy Solutions, Inc. were acquired on 02/29/08 at a price of $2.40 per share. The current fair value of such security is $1.98 which is 100% of the market value of unrestricted securities of the same issuer.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - April 30, 2008	ANNUAL REPORT

The USX China Fund
Assets:
Investments, at market (cost: $33,874,500)	$33,801,574
Receivables:
Investments sold	148,098
Dividends and interest	64,884
Fund shares sold	58,562
Prepaid expenses	23,672
Total assets	34,096,790

Liabilities:
Payables:
Investments purchased	167,997
Distribution fees	41,122
Other liabilities and accrued expenses	31,382
Due to Adviser	16,848
Due to Administrator	8,922
Fund shares redeemed	3,000
Total liabilities	269,271
Net Assets	$33,827,519

Net Assets consist of:
Common stock	$2,589
Additional paid-in capital	32,565,537
Undistributed realized gain on investments	1,332,319
Net unrealized depreciation on investments	(72,926)

Total Net Assets (2,589,288 shares outstanding; unlimited shares of $0.001 par value
authorized)	$33,827,519

Class A shares:
Net Assets applicable to 2,420,986 shares outstanding	$31,650,299
Net Asset Value per share	$13.07

Offering price per share Class A *	$13.69

Redemption price per share Class A **	$13.00

Class C shares:
Net Assets applicable to 168,302 shares outstanding	$2,177,220
Net Asset Value and offering price per share	$12.94

Redemption price per share Class C ***	$12.81

*             A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within twelve months following such investments.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF OPERATIONS	ANNUAL REPORT

The USX China Fund

For the year ended
April 30, 2008

Investment income:
Interest	$81,197
Dividends	257,099
Total investment income	338,296

Expenses:
Investment advisory fees	501,439
Distribution fees - Class A	95,713
Distribution fees - Class C	18,300
Accounting and transfer agent fees	95,111
Legal fees	82,941
Registration fees	28,096
Insurance fees	30,082
Audit fees	21,245
Miscellaneous	17,692
Compliance officer compensation	18,779
Custody fees	17,969
Out of pocket expenses	14,196
Trustee fees	8,175
Printing fees	6,332
Total expenses	956,070
Less: fees waived and expenses absorbed	(37,855)
Net expenses	918,215

Net investment loss	(579,919)

Realized and Unrealized gains (losses) on investments:
Net realized gain on investments	7,603,768
Net change in unrealized depreciation on investments	(7,249,387)
Net gain on investments	354,381

Net decrease in net assets resulting from operations	$(225,538)

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	The USX China Fund

	For the year ended	For the year ended
	April 30, 2008	April 30, 2007

Increase in Net Assets
Operations:
Net investment loss	$(579,919)	$(235,888)
Net realized gain (loss) on investments	7,603,768	(235,975)
Net change in unrealized appreciation (depreciation) on investments	(7,249,387)	6,177,281
Net increase (decrease) in net assets resulting from operations	(225,538)	5,705,418

Distributions to shareholders from:
Net realized gain	(5,520,721)	(117,901)

Increase in net assets from Fund share transactions (Note 2)	6,610,989	15,764,500

Total increase in net assets	864,730	21,352,017

Net Assets:
Beginning of period	32,962,789	11,610,772
End of period (including undistributed net investment income
of $0 and $0, respectively)	$33,827,519	$32,962,789

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	Class A *

	For the year	For the year	For the Period
	ended April 30, 2008	ended April 30, 2007	September 23, 2005 to
			April 30, 2006
Net Asset Value, Beginning of Period	$14.62	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.23)	(0.15)	0.01
Net realized and unrealized gain on investments	1.02	2.80	1.92
Total from investment operations	0.79	2.65	1.93

Distributions:
From net realized capital gain	(2.34)	(0.06)	-
Total distributions	(2.34)	(0.06)	-

Net Asset Value, End of Period	$13.07	$14.62	$12.03

Total Return (c)	1.83%	22.09%	19.11%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$31,650	$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.35%	2.80%	9.46%	[1]
After fees waived and expenses absorbed	2.25%	2.18%	1.99%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.51)%	(1.80)%	(7.38)%	[1]
After fees waived and expenses absorbed	(1.41)%	(1.18)%	0.09%	[1]

Portfolio turnover rate	75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
* The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	Class C **

	For the year ended			For the year ended	For the Period
	April 30, 2008			April 30, 2007	July 1, 2005 to
					April 30, 2006
Net Asset Value, Beginning of Period	$14.59			$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.35)			(0.26)	(0.10)
Net realized and unrealized gain on investments	1.04			2.80	2.11
Total from investment operations	0.69			2.54	2.01

Distributions:
From net realized capital gain	(2.34)			-	-
Total distributions	(2.34)			-	-

Paid-in capital from CDSC fees	-	(b	)	0.04	-

Net Asset Value, End of Period	$12.94			$14.59	$12.01

Total Return	1.12%			21.48%	20.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,177			$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.10%			3.85%	7.94%	[1]
After fees waived and expenses absorbed	3.00%			3.00%	1.67%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.26)%			(2.89)%	(7.40)%	[1]
After fees waived and expenses absorbed	(2.16)%			(2.04)%	(1.12)%	[1]

Portfolio turnover rate	75.41%			40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized.
[1]	Annualized.
** The USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). The Fund is a non-diversified Fund. The Fund’s investment objective is long term growth of capital. The Fund was registered to offer two classes of shares, Class A and Class C shares. The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)  Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. As of April 30, 2008, one (1) security was valued as determined by the Board of Trustees.

b) Restricted Securities— The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China. The investments in 200,000 shares of China Solar & Clean Energy Solutions, Inc. were initiated by Parr Financial Group, LLC (the “Adviser”) as a private placement offering. Other clients of the former Adviser and the Adviser also participated in the private placement. The security that is part of the private placement offering is restricted from sale until such time as its registration becomes effective and the restriction is lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business. Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. The total fair value of these securities as of April 30, 2008 is $396,000, which represents 1.17% of the Fund’s total net assets.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c) Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. For the year ended April 30, 2008, net investment loss in the amount of $514,753 was reclassified to short-term capital gain and $65,166 was reclassified to paid-in capital. These reclassifications have no affect on net assets.

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) - “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the year ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2008 were as follows:

	Class A
	Shares	Amount
Sold	796,124	$13,065,270
Reinvested	274,211	$4,623,203
Redeemed	(841,503)	(12,785,148)
Net Increase	228,832	$4,903,325

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

2.  CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2008 were as follows:

	Class C
	Shares	Amount
Sold	102,054	$1,641,315
Reinvested	13,964	$233,624
Redeemed	(10,013)	(167,276)
Net Increase	106,005	$1,707,663

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2007 were as follows:

	Class A
	Shares	Amount
Sold	1,406,249	$17,346,504
Reinvested	7,589	$102,610
Redeemed	(170,068)	(2,271,439)
Net Increase	1,243,770	$15,177,675

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2007 were as follows:

	Class C
	Shares	Amount
Sold	55,958	$719,111
Redeemed	(10,442)	(132,286)
Net Increase	45,516	$586,825

3.  INVESTMENT TRANSACTIONS

For the year ended April 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$30,737,501	$29,304,702

There were no government securities purchased or sold during the year.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Adviser became the investment adviser for the Fund on August 1, 2007 pursuant to an Interim Investment Advisory Agreement. That agreement was superseded by a new Investment Advisory Agreement (“Advisory Agreement”) that was approved by the Trustees on July 30, 2007 and by the Shareholders of the Fund at a meeting held on November 2, 2007. Prior to August 1, 2007, Pope Asset Management, LLC (the “Former Adviser”) provided investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions. Under the Advisory Agreement, the Adviser receives the same management fee as the Former Adviser, and the Fund is managed by the same portfolio manager. As compensation for the investment advisory services provided the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. For the period from May 1, 2007 to July 30, 2007, the Former Adviser earned $110,178 of advisory fees. For the period from July 31, 2007 to April 30, 2008, the Adviser earned $391,261 of advisory fees. For the period from May 1, 2007 to July 30, 2007, the Former Adviser waived advisory fees of $489. For the period from July 31, 2007 to April 30, 2008, the Adviser waived advisory fees of $37,366.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund's average daily net assets. The Former Adviser had also entered into an Expense Limitation Agreement with the same terms. For the year ended April 30, 2008, there were no reimbursements of Fund expenses made by the Former Adviser or the Adviser.

One trustee of the Fund is also an officer of the Adviser. Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives a minimum fee of $6,250 per month. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the year ended April 30, 2008, Matrix earned $95,111, with $7,422 remaining payable at April 30, 2008.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses. For the year ended April 30, 2008, Matrix earned $18,779 including out of pocket expenses, with $1,500 remaining payable at April 30, 2008.

Certain officers of the Fund are also employees of Matrix

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund. Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act. For the year ended April 30, 2008, Matrix received $7,200 from accruals made pursuant to Rule 12b-1, with $600 remaining payable at April 30, 2008.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the year ended April 30, 2008, the Fund accrued $95,713 and $18,300 in 12b-1 expenses attributable to Class A and Class C shares, respectively.

5.  TAX MATTERS

During the year ended April 30, 2008, The USX China Fund distributed long-term capital gains in the amount of $5,520,721. During the year ended April 30, 2007, The USX China Fund distributed ordinary income in the amount of $117,901.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

5.  TAX MATTERS (continued)

As of April 30, 2008, the Fund’s components of distributable earnings on a tax basis were as follows:
The USX China Fund
Cost of investments for tax purposes	$34,092,539
Unrealized Appreciation / (Depreciation):
Gross Appreciation	7,439,652
Gross Depreciation	(7,730,617)
Net Unrealized Depreciation	$(290,965)
Undistributed Capital Gains	1,550,358
Distributable Earnings, Net	$1,259,393

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

6.  CONCENTRATION OF RISK

The USX China Fund will primarily invest 80% of its assets in equity securities issued by companies listed on the Halter USX China Index which is mainly comprised of U.S. listed companies doing business in China. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, Sterne, Agee & Leach, Inc. held 27.27% of The USX China Fund Class A shares in an omnibus account for the sole benefit of its customers. As of April 30, 2008, Sterne, Agee & Leach, Inc. held 57.49% of The USX China Fund Class C shares in an omnibus account for the sole benefit of its customers.

8.  RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income and paid-in capital on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2008, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

	Undistributed Net Investment Loss	Paid-in Capital	Accumulated Short-Term Capital Gains
The USX China Fund	$579,919	$(65,166)	(514,753)

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The USX China Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund designated $5,520,721 (100%) of total distributions paid during the fiscal year ended April 30, 2008 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their own tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
The USX China Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The USX China Fund (the “Fund”), a series of the Parr Family of Funds, as of April 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the Fund’s custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The USX China Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
June 26, 2008

TRUSTEES AND OFFICERS (Unaudited)

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee**	Aggregate Compensation From the Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Donald G. Wood	3,850	None	None	3,850
James W. McDowell, Jr.	3,700	None	None	3,700
Interested Trustees
Stephen L. Parr	None	Not Applicable	Not Applicable	None

*   Figures are for the fiscal year ended April 30, 2008.
** Each of the Trustees serves as a Trustee to the one fund of the Trust.

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-244-6235.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees
Donald G. Wood 3103 Cambridge Hill Drive Dacula, Georgia 30019 Age 56	Trustee	Since Inception	Mr. Wood has provided business consulting services as a private consultant since February 1987.	One	None

James W. McDowell, Jr. 1400 Willow, No. 804 Louisville, KY 40204 Age 66	Trustee	Since Inception	Mr. McDowell has been the sole Principal and President of McDowell Associates, a business consulting firm, since 1993.	One	Mr. McDowell is a director of Fifth Third Bank Kentucky, a subsidiary of Fifth Third Bank.
Interested Trustees and Officers
Stephen L. Parr * 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 54	Trustee and President	Since Inception
Mr. Parr is currently the managing member and founder of the Adviser since July 2007. Previously, he was portfolio manager for Pope Asset Management, LLC (“Pope”), the Fund’s previous investment manager, and served as vice president and a portfolio management consultant for Pope from 2001 to 2007.
				One	None

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
Dorothy Westmoreland 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 60	Treasurer	Since August 1, 2007
Ms. Westmoreland was a client services representative with Clark Tower Executive Suites from 1992 to 2003. Dorothy worked for Shumaker Financial as a client services representative during January and February 2004. From 2004 to June 2007, Dorothy was employed as a sales assistant with Pope Asset Management, the Fund’s previous investment manager. She is currently Vice President and Officer Manager of Parr Financial Group, LLC, Adviser to the Fund.
				N/A	None

Kimberly L. Williams 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 40	Secretary	Since August 1, 2007
Ms. Williams entered the securities industry in 2000 as a registered sales assistant with Morgan Keegan & Co. From 2003 to 2007 she was a trading and research assistant with Pope Asset Management, LLC, the Fund’s previous investment manager. She is currently a Vice President of trading for Parr Financial Group, LLC, Adviser to the Fund.
				N/A	None

David Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age 61	Chief Compliance Officer Assistant Secretary	Since Inception Since March 2007
Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005. He was previously President of InCap Securities, Inc. and Chief Administrative Officer of Incap Service Co. from 2001to 2005.
				N/A	None

Larry Beaver 630 Fitzwatertown Road Willow Grove, PA 19090 Age 39	Assistant Treasurer	Since March 2007
Mr. Beaver has been with Matrix Capital Group since February 2005 and currently is the Director of Fund Administration. He was previously the Fund Accounting Manager at InCap Service Co. from May 2003 to January 2005.
				N/A	None

* Stephen L. Parr is deemed an interested trustee because he is employed by Parr Financial Group, LLC, the Adviser to the Fund.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue, Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA 30309

C. Richard Ropka, Esq.
Counsel for Independent Trustees
215 Fries Mill Road
Turnersville, NJ 08012

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2. CODE OF ETHICS.

a. The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
b. During the period covered by this report, there were no amendments to any provision of the Code of Ethics.
c. During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.
d. The registrant’s Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a. Audit Fees
The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $19,025 and $16,605 for the fiscal years ended April 30, 2008 and 2007 respectively.
b. Audit related fees
There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
c. Tax Fees
The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,200 and $1,550 for the fiscal years ended April 30, 2008 and 2007 respectively.
d. All other fees
There were no other fees billed for the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraph (a) through (c) of this item.
e. The Trust has pre approval policies and procedures. 100% of services described in (b) through (d) were pre-approved by the Audit Committee.

f. All work is performed by permanent employees of Cohen Fund Audit Services, Ltd.
g. There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.
h. There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholder filed under item 1 ofthis form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
              INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

       Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
              AND AFFILIATED PURCHASERS.

       Not applicable Fund is an open-end management investment company

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       Not applicable at this time.

ITEM 11.CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their  evaluation of these controls and procedures as of a date within 90 days  of the filing date of this document.

(b)There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.EXHIBITS

(1) Code of Ethics for Principal executive and Senior Officers of the Pope Family of funds is filed herewith.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds
/s/ Stephen L. Parr
By Stephen L. Parr, President                                         ---------------------
Date: July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Stephen L. Parr
By Stephen L. Parr, President                                          ---------------------
Date: July 7, 2008

/s/ Dorothy Westmoreland
By Dorothy Westmoreland, Treasurer                            ----------------------
Date: July 7, 2008